Regulation (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Schedule of Nature of Regulation

Nature of Regulation
		Allowed Common Equity (%)	Allowed ROE (1) (%)
Regulated Utility	Regulatory Authority		2022	2021	Significant Features
ITC (2)	Federal Energy Regulatory Commission ("FERC")	60.0	10.77	10.77	Cost-based formula rates, with annual true-up mechanism (3) Incentive adders

TEP	Arizona Corporation Commission ("ACC") (4)	53.0	9.15	9.15	COS regulation Historical test year
	FERC	(5)	9.79	9.79	Formula transmission rates
UNS Electric	ACC	52.8	9.50	9.50
UNS Gas	ACC	50.8	9.75	9.75

Central Hudson (6)	New York State Public Service Commission ("PSC")	49.0	9.00	9.00	COS regulation Future test year

FortisBC Energy (7)	British Columbia Utilities Commission ("BCUC")	38.5	8.75	8.75	COS regulation with formula components and incentives (8)

FortisBC Electric (7)	BCUC	40.0	9.15	9.15	Future test year

FortisAlberta	Alberta Utilities Commission ("AUC")	37.0	8.50	8.50	PBR (9)

Newfoundland Power	Newfoundland and Labrador Board of Commissioners of Public Utilities	45.0	8.50	8.50	COS regulation Future test year

Maritime Electric	Island Regulatory and Appeals Commission	40.0	9.35	9.35	COS regulation Future test year

FortisOntario (10)	Ontario Energy Board	40.0	8.52-9.30	8.52-9.30	COS regulation with incentive mechanisms

Caribbean Utilities (11)	Utility Regulation and Competition Office	N/A	6.25-8.25	6.00-8.00	COS regulation Rate-cap adjustment mechanism based on published consumer price indices

FortisTCI (12)	Government of the Turks and Caicos Islands	N/A	15.00-17.50	15.00-17.50	COS regulation Historical test year

(1)    ROA for Caribbean Utilities and FortisTCI
(2)    Includes the allowed common equity and base ROE plus incentive adders for ITCTransmission, METC, and ITC Midwest. See "Significant Regulatory Developments" below
(3)    Annual true-up collected or refunded in rates within a two-year period
(4)    Approved ROE of 9.15% with a 0.20% return on the fair value increment. A general rate application requesting new rates effective September 1, 2023 is ongoing. See "Significant Regulatory Developments" below
(5)    The allowed common equity component for FERC transmission rates is formulaic, and is updated annually based on TEP's actual equity ratio
(6)    Effective July 1, 2021 Central Hudson's approved common equity component of capital structure was 50%, declining by 1% annually to 48% in the third rate year
(7)    A generic cost of capital ("GCOC") proceeding is ongoing. See "Significant Developments" below
(8)    Formula and incentives have been set through 2024
(9)    FortisAlberta is subject to PBR including mechanisms for flow-through costs and capital expenditures not otherwise recovered through customer rates. FortisAlberta's current PBR term expired as of December 31, 2022. See "Significant Regulatory Developments" below
(10)    Two of FortisOntario's utilities follow COS regulation with incentive mechanisms, while the remaining utility is subject to a 35-year franchise agreement expiring in 2033
(11)    Operates under licences from the Government of the Cayman Islands. Its exclusive transmission and distribution licence is for an initial 20-year period, expiring in April 2028, with a provision for automatic renewal. Its non-exclusive generation licence is for a 25-year term, expiring in November 2039
(12)    Operates under 50-year licences from the Government of the Turks and Caicos Islands, which expire in 2036 and 2037